INVESTMENTS (Details Narrative)		12 Months Ended
	Oct. 27, 2021 USD ($) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of shares purchased | shares	50,000	1,428,571	1,428,571
Quoted exercise price | $ / shares		$ 0.04	$ 0.04
Quoted price per share | $ / shares		$ 0.03
[custom:WarrantExpiration]		Mar. 17, 2023
Number of shares purchased value | $	$ 100,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased | shares			1,428,571